UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 4.6%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,433,101	$58,731,819
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,726,558	17,150,049
		75,881,868
Domestic Equity 28.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	67,401	11,129,237
[a,b]Franklin DynaTech Fund, Class R6	1,462,390	68,951,693
[a]Franklin Growth Fund, Class R6	2,181,621	158,582,061
[a,b]Franklin Growth Opportunities Fund, Class R6	900,613	29,801,278
[a]Franklin Real Estate Securities Fund, Class R6	880,194	18,572,101
[a]Franklin Rising Dividends Fund, Class R6	2,022,311	95,008,181
[a,b]Franklin Small Cap Growth Fund, Class R6	559,632	9,855,121
[a]Franklin Utilities Fund, Class R6	2,039,765	33,003,395
iShares Core S&P 500 ETF	83,508	16,092,827
iShares S&P 500 Value ETF	116,500	9,789,495
SPDR S&P Bank ETF	300,380	9,984,631
		460,770,020
Domestic Fixed Income 30.5%
[a]Franklin Low Duration Total Return Fund, Class R6	21,827,652	216,748,585
[a]Franklin Short Duration U.S. Government ETF	190,323	18,755,247
[a]Franklin Strategic Income Fund, Class R6	10,292,469	96,028,733
[a]Franklin U.S. Government Securities Fund, Class R6	20,352,043	130,660,115
iShares Intermediate Credit Bond ETF	366,417	39,792,886
		501,985,566
Foreign Equity 13.0%
[a]Franklin International Growth Fund, Class R6	1,457,524	14,750,139
[a]Franklin International Small Cap Growth Fund, Class R6	2,165,643	40,649,113
[a]Franklin Mutual European Fund, Class R6	2,746,605	54,272,908
iShares Global Infrastructure ETF	290,739	10,969,582
iShares MSCI All Country Asia ex Japan ETF	185,293	9,774,206
[a]Templeton Foreign Fund, Class R6	8,805,168	55,472,557
[a]Templeton Frontier Markets Fund, Class R6	1,335,092	16,248,066
WisdomTree Japan Hedged Equity ETF (Japan)	265,670	12,927,502
		215,064,073
Foreign Fixed Income 22.3%
[a]Franklin Emerging Market Debt Opportunities Fund	4,893,839	50,015,033
[a]Templeton Global Total Return Fund, Class R6	28,052,054	318,110,293
		368,125,326
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost

$1,562,630,534)		1,621,826,853
Short Term Investments (Cost $27,778,683) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	27,778,683	27,778,683

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,590,409,218) 100.1%		1,649,605,536

Other Assets, less Liabilities (0.1)%		(1,972,284)
Net Assets 100.0%		$1,647,633,252

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2015 (unaudited)

Franklin Corefolio Allocation Fund	Shares	Value
[a]Investments in Underlying Funds 100.0%
Domestic Equity 76.1%
[b]Franklin Flex Cap Growth Fund, Class R6	3,410,271	$174,503,583
Franklin Growth Fund, Class R6	2,435,961	177,070,017
Franklin Mutual Shares Fund, Class R6	6,407,666	174,608,896
		526,182,496
Foreign Equity 23.9%
Templeton Growth Fund Inc., Class R6	7,730,919	165,750,910
Total Investments in Underlying Funds before Short Term Investments (Cost $533,366,957)		691,933,406
Short Term Investments (Cost $719,628) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	719,628	719,628
Total Investments in Underlying Funds (Cost $534,086,585) 100.1%		692,653,034
Other Assets, less Liabilities (0.1)%		(888,689)
Net Assets 100.0%		$691,764,345

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, September 30, 2015 (unaudited)

Franklin Founding Funds Allocation Fund	Shares	Value
[a]Investments in Underlying Funds 99.2%
Domestic Equity 33.2%
Franklin Mutual Shares Fund, Class R6	60,319,117	$1,643,695,933
Domestic Hybrid 33.2%
Franklin Income Fund, Class R6	788,143,085	1,647,219,048
Foreign Equity 32.8%
Templeton Growth Fund Inc., Class R6	75,700,239	1,623,013,117
Total Investments in Underlying Funds before Short Term Investments (Cost $5,082,343,933)		4,913,928,098
Short Term Investments (Cost $47,519,769) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	47,519,769	47,519,769
Total Investments in Underlying Funds (Cost $5,129,863,702) 100.2%		4,961,447,867
Other Assets, less Liabilities (0.2)%		(7,686,399)
Net Assets 100.0%		$4,953,761,468

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 4.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,683,343	$50,626,936
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,361,618	14,854,580
		65,481,516
Domestic Equity 54.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	113,336	18,714,074
[a,b]Franklin DynaTech Fund, Class R6	2,366,001	111,556,956
[a]Franklin Growth Fund, Class R6	3,522,395	256,042,879
[a,b]Franklin Growth Opportunities Fund, Class R6	1,684,216	55,730,711
[a]Franklin Real Estate Securities Fund, Class R6	1,647,638	34,765,166
[a]Franklin Rising Dividends Fund, Class R6	3,314,218	155,701,963
[a,b]Franklin Small Cap Growth Fund, Class R6	919,849	16,198,542
[a]Franklin Utilities Fund, Class R6	3,647,314	59,013,536
iShares Core S&P 500 ETF	71,557	13,789,750
iShares S&P 500 Value ETF	190,400	15,999,312
SPDR S&P Bank ETF	492,282	16,363,454
		753,876,343
Domestic Fixed Income 7.0%
[a]Franklin Low Duration Total Return Fund, Class R6	4,287,632	42,576,191
[a]Franklin Short Duration U.S. Government ETF	43,840	4,320,182
[a]Franklin Strategic Income Fund, Class R6	1,955,239	18,242,381
[a]Franklin U.S. Government Securities Fund, Class R6	3,551,942	22,803,467
iShares Intermediate Credit Bond ETF	84,436	9,169,750
		97,111,971
Foreign Equity 27.5%
[a]Franklin International Growth Fund, Class R6	2,559,892	25,906,104
[a]Franklin International Small Cap Growth Fund, Class R6	3,979,466	74,694,585
[a]Franklin Mutual European Fund, Class R6	4,595,825	90,813,506
iShares Global Infrastructure ETF	501,860	18,935,178
iShares MSCI All Country Asia ex Japan ETF	308,726	16,285,296
[a]Templeton Foreign Fund, Class R6	15,474,202	97,487,473
[a]Templeton Frontier Markets Fund, Class R6	2,931,378	35,674,869
WisdomTree Japan Hedged Equity ETF (Japan)	451,450	21,967,557
		381,764,568
Foreign Fixed Income 4.9%
[a]Franklin Emerging Market Debt Opportunities Fund	903,263	9,231,346
[a]Templeton Global Total Return Fund, Class R6	5,191,613	58,872,895
		68,104,241
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost

$1,155,597,697)		1,366,338,639
Short Term Investments (Cost $24,737,377) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	24,737,377	24,737,377

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,180,335,074) 100.1%		1,391,076,016

Other Assets, less Liabilities (0.1)%		(1,433,730)
Net Assets 100.0%		$1,389,642,286

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.8%
Alternative Strategies 7.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	442,729	$4,785,896
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	131,411	826,574
		5,612,470
Domestic Equity 24.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	2,854	471,318
[a,b]Franklin DynaTech Fund, Class R6	41,397	1,951,856
[a]Franklin Focused Core Equity Fund, Class R6	204,392	2,857,394
[a]Franklin Growth Fund, Class R6	37,860	2,752,047
[a,b]Franklin Growth Opportunities Fund, Class R6	44,632	1,476,866
[a]Franklin Real Estate Securities Fund, Class R6	16,005	337,702
[a]Franklin Rising Dividends Fund, Class R6	24,003	1,127,640
[a,b]Franklin Small Cap Growth Fund, Class R6	38,303	674,524
[a]Franklin Utilities Fund, Class R6	29,968	484,885
iShares Core S&P 500 ETF	23,985	4,622,149
iShares S&P 500 Value ETF	16,439	1,381,369
SPDR S&P Bank ETF	13,098	435,378
		18,573,128
Domestic Fixed Income 29.8%
[a]Franklin Low Duration Total Return Fund, Class R6	1,456,671	14,464,739
[a]Franklin Short Duration U.S. Government ETF	11,574	1,140,552
[a]Franklin Strategic Income Fund, Class R6	531,479	4,958,702
iShares Intermediate Credit Bond ETF	22,252	2,416,567
		22,980,560
Foreign Equity 11.0%
[a]Franklin India Growth Fund, Class R6	35,067	432,024
[a]Franklin International Growth Fund, Class R6	65,348	661,324
[a]Franklin International Small Cap Growth Fund, Class R6	112,810	2,117,446
[a]Franklin Mutual International Fund, Class R6	129,688	1,766,345
iShares Global Infrastructure ETF	16,240	612,735
iShares MSCI All Country Asia ex Japan ETF	10,157	535,782
[a]Templeton Foreign Fund, Class R6	129,703	817,128
[a]Templeton Frontier Markets Fund, Class R6	53,980	656,938
WisdomTree Japan Hedged Equity ETF (Japan)	18,693	909,602
		8,509,324
Foreign Fixed Income 26.6%
[a]Franklin Emerging Market Debt Opportunities Fund	250,820	2,563,378
[a]Templeton Global Total Return Fund, Class R6	1,585,804	17,983,012
		20,546,390
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $78,051,148)		76,221,872
Short Term Investments (Cost $812,061) 1.1%
Money Market Funds 1.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	812,061	812,061

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $78,863,209) 99.9%		77,033,933

Other Assets, less Liabilities 0.1%		80,841
Net Assets 100.0%		$77,114,774

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 7.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	160,787	$1,738,106
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	46,286	291,141
		2,029,247
Domestic Equity 38.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,414	233,417
[a,b]Franklin DynaTech Fund, Class R6	30,770	1,450,813
[a]Franklin Focused Core Equity Fund, Class R6	138,601	1,937,637
[a]Franklin Growth Fund, Class R6	26,440	1,921,895
[a,b]Franklin Growth Opportunities Fund, Class R6	30,566	1,011,440
[a]Franklin Real Estate Securities Fund, Class R6	9,749	205,701
[a]Franklin Rising Dividends Fund, Class R6	16,992	798,271
[a,b]Franklin Small Cap Growth Fund, Class R6	24,852	437,636
[a]Franklin Utilities Fund, Class R6	20,910	338,318
iShares Core S&P 500 ETF	8,716	1,679,660
iShares S&P 500 Value ETF	7,800	655,434
SPDR S&P Bank ETF	7,989	265,554
		10,935,776
Domestic Fixed Income 17.7%
[a]Franklin Low Duration Total Return Fund, Class R6	322,434	3,201,774
[a]Franklin Short Duration U.S. Government ETF	2,100	206,943
[a]Franklin Strategic Income Fund, Class R6	122,114	1,139,328
iShares Intermediate Credit Bond ETF	4,300	466,980
		5,015,025
Foreign Equity 19.6%
[a]Franklin India Growth Fund, Class R6	22,089	272,137
[a]Franklin International Growth Fund, Class R6	42,061	425,657
[a]Franklin International Small Cap Growth Fund, Class R6	86,346	1,620,716
[a]Franklin Mutual International Fund, Class R6	82,086	1,118,005
iShares Global Infrastructure ETF	7,202	271,731
iShares MSCI All Country Asia ex Japan ETF	5,207	274,669
[a]Templeton Foreign Fund, Class R6	89,044	560,978
[a]Templeton Frontier Markets Fund, Class R6	35,214	428,549
WisdomTree Japan Hedged Equity ETF (Japan)	11,916	579,833
		5,552,275
Foreign Fixed Income 15.7%
[a]Franklin Emerging Market Debt Opportunities Fund	45,579	465,817
[a]Templeton Global Total Return Fund, Class R6	350,765	3,977,674
		4,443,491
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $29,910,459)		27,975,814
Short Term Investments (Cost $336,846) 1.2%
Money Market Funds 1.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	336,846	336,846

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $30,247,305) 99.8%		28,312,660

Other Assets, less Liabilities 0.2%		62,715
Net Assets 100.0%		$28,375,375

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 7.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	692,387	$7,484,709
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	203,117	1,277,603
		8,762,312
Domestic Equity 45.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	9,457	1,561,522
[a,b]Franklin DynaTech Fund, Class R6	158,251	7,461,549
[a]Franklin Focused Core Equity Fund, Class R6	693,581	9,696,262
[a]Franklin Growth Fund, Class R6	116,123	8,441,003
[a,b]Franklin Growth Opportunities Fund, Class R6	144,574	4,783,958
[a]Franklin Real Estate Securities Fund, Class R6	51,855	1,094,131
[a]Franklin Rising Dividends Fund, Class R6	108,472	5,096,029
[a,b]Franklin Small Cap Growth Fund, Class R6	156,562	2,757,059
[a]Franklin Utilities Fund, Class R6	105,122	1,700,879
iShares Core S&P 500 ETF	37,373	7,202,151
iShares S&P 500 Value ETF	50,700	4,260,321
SPDR S&P Bank ETF	44,918	1,493,074
		55,547,938
Domestic Fixed Income 10.7%
[a]Franklin Low Duration Total Return Fund, Class R6	810,739	8,050,641
[a]Franklin Short Duration U.S. Government ETF	7,089	698,580
[a]Franklin Strategic Income Fund, Class R6	295,996	2,761,639
iShares Intermediate Credit Bond ETF	13,668	1,484,345
		12,995,205
Foreign Equity 24.0%
[a]Franklin India Growth Fund, Class R6	127,785	1,574,305
[a]Franklin International Growth Fund, Class R6	269,676	2,729,125
[a]Franklin International Small Cap Growth Fund, Class R6	427,221	8,018,940
[a]Franklin Mutual International Fund, Class R6	438,087	5,966,739
iShares Global Infrastructure ETF	47,199	1,780,818
iShares MSCI All Country Asia ex Japan ETF	27,991	1,476,525
[a]Templeton Foreign Fund, Class R6	400,481	2,523,032
[a]Templeton Frontier Markets Fund, Class R6	175,474	2,135,513
WisdomTree Japan Hedged Equity ETF (Japan)	57,665	2,805,979
		29,010,976
Foreign Fixed Income 9.8%
[a]Franklin Emerging Market Debt Opportunities Fund	138,683	1,417,345
[a]Templeton Global Total Return Fund, Class R6	918,222	10,412,639
		11,829,984
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $115,234,773)		118,146,415
Short Term Investments (Cost $2,700,548) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,700,548	2,700,548

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $117,935,321) 99.8%		120,846,963

Other Assets, less Liabilities 0.2%		222,024
Net Assets 100.0%		$121,068,987

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 99.0%
Alternative Strategies 7.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	156,290	$1,689,498
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	47,138	296,497
		1,985,995
Domestic Equity 50.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	2,068	341,389
[a,b]Franklin DynaTech Fund, Class R6	43,036	2,029,166
[a]Franklin Focused Core Equity Fund, Class R6	172,063	2,405,447
[a]Franklin Growth Fund, Class R6	33,639	2,445,228
[a,b]Franklin Growth Opportunities Fund, Class R6	39,181	1,296,483
[a]Franklin Real Estate Securities Fund, Class R6	14,072	296,921
[a]Franklin Rising Dividends Fund, Class R6	26,544	1,247,029
[a,b]Franklin Small Cap Growth Fund, Class R6	46,779	823,779
[a]Franklin Utilities Fund, Class R6	27,762	449,192
iShares Core S&P 500 ETF	8,481	1,634,373
iShares S&P 500 Value ETF	9,300	781,479
SPDR S&P Bank ETF	10,543	350,449
		14,100,935
Domestic Fixed Income 8.0%
[a]Franklin Low Duration Total Return Fund, Class R6	142,186	1,411,910
[a]Franklin Short Duration U.S. Government ETF	1,063	104,753
[a]Franklin Strategic Income Fund, Class R6	54,264	506,283
iShares Intermediate Credit Bond ETF	2,120	230,232
		2,253,178
Foreign Equity 26.6%
[a]Franklin India Growth Fund, Class R6	36,387	448,287
[a]Franklin International Growth Fund, Class R6	70,894	717,448
[a]Franklin International Small Cap Growth Fund, Class R6	116,450	2,185,761
[a]Franklin Mutual International Fund, Class R6	109,381	1,489,772
iShares Global Infrastructure ETF	8,794	331,798
iShares MSCI All Country Asia ex Japan ETF	7,465	393,779
[a]Templeton Foreign Fund, Class R6	112,709	710,065
[a]Templeton Frontier Markets Fund, Class R6	49,845	606,613
WisdomTree Japan Hedged Equity ETF (Japan)	12,259	596,523
		7,480,046
Foreign Fixed Income 7.2%
[a]Franklin Emerging Market Debt Opportunities Fund	25,302	258,587
[a]Templeton Global Total Return Fund, Class R6	155,645	1,765,010
		2,023,597
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $29,694,410)		27,843,751
Short Term Investments (Cost $170,281) 0.6%
Money Market Funds 0.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	170,281	170,281

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $29,864,691) 99.6%		28,014,032

Other Assets, less Liabilities 0.4%		114,240
Net Assets 100.0%		$28,128,272

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)
Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.5%
Alternative Strategies 7.5%
[a]Franklin K2 Alternative Strategies Fund, Class R6	563,739	$6,094,020
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	165,699	1,042,247
		7,136,267
Domestic Equity 52.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	9,485	1,566,221
[a,b]Franklin DynaTech Fund, Class R6	152,395	7,185,419
[a]Franklin Focused Core Equity Fund, Class R6	628,097	8,780,794
[a]Franklin Growth Fund, Class R6	107,077	7,783,430
[a,b]Franklin Growth Opportunities Fund, Class R6	129,516	4,285,670
[a]Franklin Real Estate Securities Fund, Class R6	47,769	1,007,932
[a]Franklin Rising Dividends Fund, Class R6	103,998	4,885,830
[a,b]Franklin Small Cap Growth Fund, Class R6	134,038	2,360,408
[a]Franklin Utilities Fund, Class R6	101,615	1,644,136
iShares Core S&P 500 ETF	30,185	5,816,952
iShares S&P 500 Value ETF	45,300	3,806,559
SPDR S&P Bank ETF	44,456	1,477,718
		50,601,069
Domestic Fixed Income 6.0%
[a]Franklin Low Duration Total Return Fund, Class R6	355,916	3,534,241
[a]Franklin Short Duration U.S. Government ETF	3,435	338,500
[a]Franklin Strategic Income Fund, Class R6	129,405	1,207,353
iShares Intermediate Credit Bond ETF	6,546	710,896
		5,790,990
Foreign Equity 26.9%
[a]Franklin India Growth Fund, Class R6	116,270	1,432,452
[a]Franklin International Growth Fund, Class R6	231,290	2,340,652
[a]Franklin International Small Cap Growth Fund, Class R6	379,482	7,122,877
[a]Franklin Mutual International Fund, Class R6	385,503	5,250,551
iShares Global Infrastructure ETF	42,236	1,593,564
iShares MSCI All Country Asia ex Japan ETF	24,358	1,284,884
[a]Templeton Foreign Fund, Class R6	385,273	2,427,221
[a]Templeton Frontier Markets Fund, Class R6	162,097	1,972,720
WisdomTree Japan Hedged Equity ETF (Japan)	49,315	2,399,668
		25,824,589
Foreign Fixed Income 5.4%
[a]Franklin Emerging Market Debt Opportunities Fund	64,834	662,607
[a]Templeton Global Total Return Fund, Class R6	401,553	4,553,609
		5,216,216
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $91,616,850)		94,569,131
Short Term Investments (Cost $1,364,394) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,364,394	1,364,394

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $92,981,244) 99.9%		95,933,525

Other Assets, less Liabilities 0.1%		60,873
Net Assets 100.0%		$95,994,398

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 7.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	112,464	$1,215,739
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	33,612	211,417
		1,427,156
Domestic Equity 53.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,785	294,813
[a,b]Franklin DynaTech Fund, Class R6	33,385	1,574,097
[a]Franklin Focused Core Equity Fund, Class R6	138,542	1,936,813
[a]Franklin Growth Fund, Class R6	25,717	1,869,350
[a,b]Franklin Growth Opportunities Fund, Class R6	29,078	962,177
[a]Franklin Real Estate Securities Fund, Class R6	9,738	205,482
[a]Franklin Rising Dividends Fund, Class R6	17,880	840,011
[a,b]Franklin Small Cap Growth Fund, Class R6	29,252	515,120
[a]Franklin Utilities Fund, Class R6	21,895	354,256
iShares Core S&P 500 ETF	6,114	1,178,229
iShares S&P 500 Value ETF	8,890	747,027
SPDR S&P Bank ETF	8,478	281,809
		10,759,184
Domestic Fixed Income 4.5%
[a]Franklin Low Duration Total Return Fund, Class R6	59,422	590,063
[a]Franklin Short Duration U.S. Government ETF	391	38,531
[a]Franklin Strategic Income Fund, Class R6	21,452	200,142
iShares Intermediate Credit Bond ETF	728	79,061
		907,797
Foreign Equity 28.4%
[a]Franklin India Growth Fund, Class R6	27,068	333,478
[a]Franklin International Growth Fund, Class R6	49,954	505,533
[a]Franklin International Small Cap Growth Fund, Class R6	85,343	1,601,888
[a]Franklin Mutual International Fund, Class R6	88,033	1,199,009
iShares Global Infrastructure ETF	6,842	258,149
iShares MSCI All Country Asia ex Japan ETF	5,343	281,843
[a]Templeton Foreign Fund, Class R6	86,587	545,500
[a]Templeton Frontier Markets Fund, Class R6	37,620	457,839
WisdomTree Japan Hedged Equity ETF (Japan)	10,812	526,112
		5,709,351
Foreign Fixed Income 4.3%
[a]Franklin Emerging Market Debt Opportunities Fund	10,317	105,443
[a]Templeton Global Total Return Fund, Class R6	66,652	755,834
		861,277
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $21,054,381)		19,664,765
Short Term Investments (Cost $405,898) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	405,898	405,898

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $21,460,279) 99.7%		20,070,663

Other Assets, less Liabilities 0.3%		50,043
Net Assets 100.0%		$20,120,706

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 7.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	373,003	$4,032,167
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	108,700	683,725
		4,715,892
Domestic Equity 53.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	6,108	1,008,531
[a,b]Franklin DynaTech Fund, Class R6	101,848	4,802,110
[a]Franklin Focused Core Equity Fund, Class R6	425,006	5,941,581
[a]Franklin Growth Fund, Class R6	78,155	5,681,112
[a,b]Franklin Growth Opportunities Fund, Class R6	71,989	2,382,102
[a]Franklin Real Estate Securities Fund, Class R6	26,178	552,359
[a]Franklin Rising Dividends Fund, Class R6	69,188	3,250,460
[a,b]Franklin Small Cap Growth Fund, Class R6	92,239	1,624,331
[a]Franklin Utilities Fund, Class R6	72,222	1,168,558
iShares Core S&P 500 ETF	19,894	3,833,773
iShares S&P 500 Value ETF	27,700	2,327,631
SPDR S&P Bank ETF	30,706	1,020,668
		33,593,216
Domestic Fixed Income 4.3%
[a]Franklin Low Duration Total Return Fund, Class R6	170,915	1,697,184
[a]Franklin Short Duration U.S. Government ETF	1,539	151,660
[a]Franklin Strategic Income Fund, Class R6	58,940	549,910
iShares Intermediate Credit Bond ETF	2,895	314,397
		2,713,151
Foreign Equity 29.1%
[a]Franklin India Growth Fund, Class R6	87,324	1,075,829
[a]Franklin International Growth Fund, Class R6	159,060	1,609,684
[a]Franklin International Small Cap Growth Fund, Class R6	264,803	4,970,358
[a]Franklin Mutual International Fund, Class R6	270,773	3,687,930
iShares Global Infrastructure ETF	29,875	1,127,184
iShares MSCI All Country Asia ex Japan ETF	17,043	899,018
[a]Templeton Foreign Fund, Class R6	325,892	2,053,118
[a]Templeton Frontier Markets Fund, Class R6	110,824	1,348,731
WisdomTree Japan Hedged Equity ETF (Japan)	33,495	1,629,867
		18,401,719
Foreign Fixed Income 3.8%
[a]Franklin Emerging Market Debt Opportunities Fund	29,285	299,292
[a]Templeton Global Total Return Fund, Class R6	186,636	2,116,453
		2,415,745
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $59,767,342)		61,839,723
Short Term Investments (Cost $1,361,751) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,361,751	1,361,751

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $61,129,093) 99.9%		63,201,474

Other Assets, less Liabilities 0.1%		60,149
Net Assets 100.0%		$63,261,623

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 7.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	85,282	$921,900
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	25,070	157,687
		1,079,587
Domestic Equity 54.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,234	203,748
[a,b]Franklin DynaTech Fund, Class R6	26,784	1,262,846
[a]Franklin Focused Core Equity Fund, Class R6	111,727	1,561,941
[a]Franklin Growth Fund, Class R6	20,374	1,480,950
[a,b]Franklin Growth Opportunities Fund, Class R6	18,899	625,355
[a]Franklin Real Estate Securities Fund, Class R6	6,709	141,552
[a]Franklin Rising Dividends Fund, Class R6	15,556	730,828
[a,b]Franklin Small Cap Growth Fund, Class R6	18,555	326,749
[a]Franklin Utilities Fund, Class R6	17,858	288,947
iShares Core S&P 500 ETF	4,555	877,794
iShares S&P 500 Value ETF	5,485	460,905
SPDR S&P Bank ETF	6,657	221,279
		8,182,894
Domestic Fixed Income 3.5%
[a]Franklin Low Duration Total Return Fund, Class R6	33,067	328,357
[a]Franklin Short Duration U.S. Government ETF	272	26,804
[a]Franklin Strategic Income Fund, Class R6	12,591	117,471
iShares Intermediate Credit Bond ETF	506	54,952
		527,584
Foreign Equity 29.8%
[a]Franklin India Growth Fund, Class R6	16,067	197,947
[a]Franklin International Growth Fund, Class R6	31,538	319,163
[a]Franklin International Small Cap Growth Fund, Class R6	68,321	1,282,391
[a]Franklin Mutual International Fund, Class R6	70,473	959,848
iShares Global Infrastructure ETF	5,443	205,364
iShares MSCI All Country Asia ex Japan ETF	4,343	229,093
[a]Templeton Foreign Fund, Class R6	86,830	547,026
[a]Templeton Frontier Markets Fund, Class R6	28,270	344,046
WisdomTree Japan Hedged Equity ETF (Japan)	7,944	386,555
		4,471,433
Foreign Fixed Income 3.0%
[a]Franklin Emerging Market Debt Opportunities Fund	5,636	57,596
[a]Templeton Global Total Return Fund, Class R6	35,393	401,356
		458,952
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $15,689,062)		14,720,450
Short Term Investments (Cost $249,165) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	249,165	249,165

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $15,938,227) 99.7%		14,969,615

Other Assets, less Liabilities 0.3%		51,041
Net Assets 100.0%		$15,020,656

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 91.9%
Alternative Strategies 7.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	7,422	$80,234
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	2,136	13,437
		93,671
Domestic Equity 52.6%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	99	16,342
[a,b]Franklin DynaTech Fund, Class R6	2,276	107,331
[a]Franklin Focused Core Equity Fund, Class R6	8,792	122,910
[a]Franklin Growth Fund, Class R6	1,712	124,418
[a,b]Franklin Growth Opportunities Fund, Class R6	1,600	52,954
[a]Franklin Real Estate Securities Fund, Class R6	571	12,055
[a]Franklin Rising Dividends Fund, Class R6	1,326	62,273
[a,b]Franklin Small Cap Growth Fund, Class R6	1,578	27,797
[a]Franklin Utilities Fund, Class R6	1,519	24,574
iShares Core S&P 500 ETF	392	75,542
iShares S&P 500 Value ETF	671	56,384
SPDR S&P Bank ETF	516	17,152
		699,732
Domestic Fixed Income 2.6%
[a]Franklin Low Duration Total Return Fund, Class R6	2,088	20,732
[a]Franklin Short Duration U.S. Government ETF	20	1,971
[a]Franklin Strategic Income Fund, Class R6	873	8,144
iShares Intermediate Credit Bond ETF	38	4,127
		34,974
Foreign Equity 27.4%
[a]Franklin India Growth Fund, Class R6	1,355	16,691
[a]Franklin International Growth Fund, Class R6	2,625	26,564
[a]Franklin International Small Cap Growth Fund, Class R6	5,894	110,635
[a]Franklin Mutual International Fund, Class R6	5,032	68,543
iShares Global Infrastructure ETF	497	18,752
iShares MSCI All Country Asia ex Japan ETF	323	17,038
[a]Templeton Foreign Fund, Class R6	7,468	47,048
[a]Templeton Frontier Markets Fund, Class R6	2,420	29,452
WisdomTree Japan Hedged Equity ETF (Japan)	626	30,461
		365,184
Foreign Fixed Income 2.3%
[a]Franklin Emerging Market Debt Opportunities Fund	354	3,620
[a]Templeton Global Total Return Fund, Class R6	2,338	26,513
		30,133
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,329,974)		1,223,694
Short Term Investments (Cost $8,783) 0.7%
Money Market Funds 0.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	8,783	8,783

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,338,757) 92.6%		1,232,477

Other Assets, less Liabilities 7.4%		98,740
Net Assets 100.0%		$1,331,217

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, September 30, 2015 (unaudited)

Franklin Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.8%
Alternative Strategies 4.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,328,626	$90,032,444
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	4,240,659	26,673,748
		116,706,192
Domestic Equity 41.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	161,919	26,736,102
[a,b]Franklin DynaTech Fund, Class R6	3,145,610	148,315,499
[a]Franklin Growth Fund, Class R6	5,041,741	366,484,156
[a,b]Franklin Growth Opportunities Fund, Class R6	2,149,185	71,116,538
[a]Franklin Real Estate Securities Fund, Class R6	2,182,857	46,058,272
[a]Franklin Rising Dividends Fund, Class R6	4,542,186	213,391,895
[a,b]Franklin Small Cap Growth Fund, Class R6	1,338,864	23,577,388
[a]Franklin Utilities Fund, Class R6	5,376,203	86,986,961
iShares Core S&P 500 ETF	129,681	24,990,826
iShares S&P 500 Value ETF	247,000	20,755,410
SPDR S&P Bank ETF	682,608	22,689,890
		1,051,102,937
Domestic Fixed Income 19.0%
[a]Franklin Low Duration Total Return Fund, Class R6	20,530,427	203,867,136
[a]Franklin Short Duration U.S. Government ETF	217,513	21,434,666
[a]Franklin Strategic Income Fund, Class R6	9,459,086	88,253,273
[a]Franklin U.S. Government Securities Fund, Class R6	18,280,595	117,361,423
iShares Intermediate Credit Bond ETF	411,553	44,694,656
		475,611,154
Foreign Equity 20.0%
[a]Franklin International Growth Fund, Class R6	3,622,602	36,660,731
[a]Franklin International Small Cap Growth Fund, Class R6	5,028,505	94,385,044
[a]Franklin Mutual European Fund, Class R6	6,291,568	124,321,387
iShares Global Infrastructure ETF	691,049	26,073,279
iShares MSCI All Country Asia ex Japan ETF	412,785	21,774,409
[a]Templeton Foreign Fund, Class R6	20,175,233	127,103,969
[a]Templeton Frontier Markets Fund, Class R6	3,435,175	41,806,078
WisdomTree Japan Hedged Equity ETF (Japan)	605,475	29,462,413
		501,587,310
Foreign Fixed Income 13.2%
[a]Franklin Emerging Market Debt Opportunities Fund	4,505,468	46,045,880
[a]Templeton Global Total Return Fund, Class R6	25,182,497	285,569,518
		331,615,398
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost

$2,229,571,170)		2,476,622,991
Short Term Investments (Cost $33,612,670) 1.3%
Money Market Funds 1.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	33,612,670	33,612,670

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,263,183,840) 100.1%		2,510,235,661

Other Assets, less Liabilities (0.1)%		(3,028,016)
Net Assets 100.0%		$2,507,207,645

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). Effective May 1, 2015, the Trust began offering shares of Franklin LifeSmart 2055 Retirement Target Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Corefolio	Founding Funds	Franklin Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,593,416,382	$537,792,679	$5,158,337,157	$1,181,813,496

Unrealized appreciation	$160,416,686	$160,277,383	$192,080,973	$249,828,900
Unrealized depreciation	(104,227,532)	(5,417,028)	(388,970,263)	(40,566,380)
Net unrealized appreciation (depreciation)	$56,189,154	$154,860,355	$(196,889,290)	$209,262,520

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$79,193,154	$30,371,848	$118,128,337	$30,089,060

Unrealized appreciation	$3,676,308	$70,224	$9,556,885	$69,925
Unrealized depreciation	(5,835,529)	(2,129,412)	(6,838,259)	(2,144,953)
Net unrealized appreciation (depreciation)	$(2,159,221)	$(2,059,188)	$2,718,626	$(2,075,028)

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$93,268,107	$21,508,678	$61,324,450	$15,999,322

Unrealized appreciation	$7,712,020	$71,210	$5,108,214	$75,058
Unrealized depreciation	(5,046,602)	(1,509,225)	(3,231,190)	(1,104,765)
Net unrealized appreciation (depreciation)	$2,665,418	$(1,438,015)	$1,877,024	$(1,029,707)

	Franklin LifeSmart	Franklin
	2055 Retirement	Moderate
	Target Fund	Allocation Fund

Cost of investments	$1,338,760	$2,266,734,327

Unrealized appreciation	$-	$356,858,722
Unrealized depreciation	(106,283)	(113,357,388)
Net unrealized appreciation (depreciation)	$(106,283)	$243,501,334

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended September 30, 2015, were as follows:

											% of
											Underlying
	Number of			Number of							Fund Shares
	Shares Held			Shares Held	Value at						Outstanding
	at Beginning	Gross	Gross	at End of	End of		Investment	Realized			Held at End of
Underlying Funds	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)			Period
Franklin Conservative Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	68,573	-	(1,172)	67,401	$11,129,237	$	- $	42,934			0.68%
Franklin DynaTech Fund, Class R6	1,487,833	-	(25,443)	1,462,390	68,951,693		-	88,296			2.46%
Franklin Emerging Market Debt Opportunities Fund	4,785,483	108,356	-	4,893,839	50,015,033		-	-			7.51%
Franklin Flex Cap Growth Fund, Class R6	318,611	-	(318,611)	-	-	a	-	8,216,286			-
Franklin Growth Fund, Class R6	2,275,352	-	(93,731)	2,181,621	158,582,061		-	2,293,096			1.41%
Franklin Growth Opportunities Fund, Class R6	916,335	-	(15,722)	900,613	29,801,278		-	49,586			2.40%
Franklin International Growth Fund, Class R6	-	1,457,524	-	1,457,524	14,750,139		-	-			3.54%
Franklin International Small Cap Growth Fund, Class R6	2,203,618	-	(37,975)	2,165,643	40,649,113		-	(114,099)			2.24%
Franklin K2 Alternative Strategies Fund, Class R6	5,202,283	599,455	(368,637)	5,433,101	58,731,819		-	157,002			5.66%
Franklin Low Duration Total Return Fund, Class R6	21,133,434	694,218	-	21,827,652	216,748,585		2,154,008	-			8.58%
Franklin Mutual European Fund, Class R6	2,725,481	67,889	(46,765)	2,746,605	54,272,908		110,363	1,176,665	b		1.73%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	877,494	-	2,726,558	17,150,049		-	-			25.36%
Franklin Real Estate Securities Fund, Class R6	883,637	11,726	(15,169)	880,194	18,572,101		248,458	61,583			3.42%
Franklin Rising Dividends Fund, Class R6	2,142,627	22,034	(142,350)	2,022,311	95,008,181		1,111,428	1,663,699			0.62%
Franklin Short Duration U.S. Government ETF	-	190,323	-	190,323	18,755,247		87,135	-			9.88%
Franklin Small Cap Growth Fund, Class R6	569,352	-	(9,720)	559,632	9,855,121		-	13,893			0.31%
Franklin Strategic Income Fund, Class R6	9,699,192	593,277	-	10,292,469	96,028,733		3,645,722	-			1.18%
Franklin U.S. Government Securities Fund, Class R6	19,379,956	972,087	-	20,352,043	130,660,115		3,426,498	-			2.08%
Franklin Utilities Fund, Class R6	2,484,668	51,383	(496,286)	2,039,765	33,003,395		845,525	1,783,131			0.62%
Institutional Fiduciary Trust Money Market Portfolio	37,714,682	86,314,406	(96,250,405)	27,778,683	27,778,683		-	-			0.14%
Templeton China World Fund, Class R6	419,806	-	(419,806)	-	-	a	-	2,995,420			-
Templeton Foreign Fund, Class R6	7,242,263	1,687,622	(124,717)	8,805,168	55,472,557		-	40,193			0.87%
Templeton Frontier Markets Fund, Class R6	1,358,420	-	(23,328)	1,335,092	16,248,066		-	(45,624)			2.79%
Templeton Global Total Return Fund, Class R6	26,547,285	1,504,769	-	28,052,054	318,110,293		10,945,650	-			4.38%
Total					$1,540,274,407		$22,574,787	$18,422,061

Franklin Corefolio Allocation Fund
Franklin Flex Cap Growth Fund, Class R6	3,732,210	-	(321,939)	3,410,271	$174,503,583	$	- $	(113,035)			5.47%
Franklin Growth Fund, Class R6	2,568,915	-	(132,954)	2,435,961	177,070,017		-	4,956,101			1.58%
Franklin Mutual Shares Fund, Class R6	6,472,059	52,408	(116,801)	6,407,666	174,608,896		383,222	1,109,436	b		1.19%
Institutional Fiduciary Trust Money Market Portfolio	69,924	25,498,781	(24,849,077)	719,628	719,628		-	-			- c
Templeton Growth Fund Inc., Class R6	7,644,877	94,830	(8,788)	7,730,919	165,750,910		-	(4,233)			1.19%
Total					$692,653,034		$383,222	$5,948,269

Franklin Founding Funds Allocation Fund
Franklin Income Fund, Class R6	812,267,014	32,655,605	(56,779,534)	788,143,085	$1,647,219,048		$75,908,617	$(1,811,596)			2.11%
Franklin Mutual Shares Fund, Class R6	66,439,008	494,491	(6,614,382)	60,319,117	1,643,695,933		3,615,897	60,632,882	b		11.16%
Institutional Fiduciary Trust Money Market Portfolio	37,146,628	289,279,206	(278,906,065)	47,519,769	47,519,769		-	-			0.24%
Templeton Growth Fund Inc., Class R6	81,271,618	-	(5,571,379)	75,700,239	1,623,013,117		-	15,991,904			11.65%
Total					$4,961,447,867		$79,524,514	$74,813,190

Franklin Growth Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	114,089	-	(753)	113,336	$18,714,074	$	- $	26,584			1.14%
Franklin DynaTech Fund, Class R6	2,381,776	-	(15,775)	2,366,001	111,556,956		-	57,106			3.98%
Franklin Emerging Market Debt Opportunities Fund	846,174	57,089	-	903,263	9,231,346		-	-			1.39%
Franklin Flex Cap Growth Fund, Class R6	553,699	-	(553,699)	-	-	a	-	13,616,203			-
Franklin Growth Fund, Class R6	3,643,163	-	(120,768)	3,522,395	256,042,879		-	934,402			2.28%
Franklin Growth Opportunities Fund, Class R6	1,695,447	-	(11,231)	1,684,216	55,730,711		-	25,157			4.48%
Franklin International Growth Fund, Class R6	-	2,577,042	(17,150)	2,559,892	25,906,104		-	(4,459)			6.21%
Franklin International Small Cap Growth Fund, Class R6	4,005,934	-	(26,468)	3,979,466	74,694,585		-	(81,449)			4.12%
Franklin K2 Alternative Strategies Fund, Class R6	4,373,496	490,463	(180,616)	4,683,343	50,626,936		-	67,359			4.88%
Franklin Low Duration Total Return Fund, Class R6	3,975,400	312,232	-	4,287,632	42,576,191		424,213	-			1.69%
Franklin Mutual European Fund, Class R6	4,512,129	113,595	(29,899)	4,595,825	90,813,506		184,668	2,052,146	b		2.90%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,700,201	661,417	-	2,361,618	14,854,580		-	-			21.97%
Franklin Real Estate Securities Fund, Class R6	1,636,731	21,983	(11,076)	1,647,638	34,765,166		465,742	(12,479)			6.40%
Franklin Rising Dividends Fund, Class R6	3,474,131	36,133	(196,046)	3,314,218	155,701,963		1,822,476	329,133			1.01%
Franklin Short Duration U.S. Government ETF	-	43,840	-	43,840	4,320,182		20,069	-			2.28%
Franklin Small Cap Growth Fund, Class R6	926,004	-	(6,155)	919,849	16,198,542		-	9,802			0.51%
Franklin Strategic Income Fund, Class R6	1,764,319	190,920	-	1,955,239	18,242,381		694,633	-			0.22%
Franklin U.S. Government Securities Fund, Class R6	3,238,824	313,118	-	3,551,942	22,803,467		599,703	-			0.36%
Franklin Utilities Fund, Class R6	4,343,712	91,005	(787,403)	3,647,314	59,013,536		1,497,094	2,029,545			1.11%
Institutional Fiduciary Trust Money Market Portfolio	36,145,952	71,388,477	(82,797,052)	24,737,377	24,737,377		-	-			0.13%
Templeton China World Fund, Class R6	712,145	-	(712,145)	-	-	a	-	4,363,670			-
Templeton Foreign Fund, Class R6	12,506,005	3,051,182	(82,985)	15,474,202	97,487,473		-	23,314			1.52%
Templeton Frontier Markets Fund, Class R6	2,951,132	-	(19,754)	2,931,378	35,674,869		-	(103,920)			6.12%
Templeton Global Total Return Fund, Class R6	4,704,538	487,075	-	5,191,613	58,872,895		2,038,454	-			0.81%
Total					$1,278,565,719		$7,747,052	$23,332,114

Franklin LifeSmart 2015 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	2,940	-	(86)	2,854	$471,318	$	- $	6,633			0.03%
Franklin DynaTech Fund, Class R6	43,651	-	(2,254)	41,397	1,951,856		-	35,572			0.07%
Franklin Emerging Market Debt Opportunities Fund	252,312	11,745	(13,237)	250,820	2,563,378		-	(24,551)			0.38%
Franklin Focused Core Equity Fund, Class R6	140,564	67,781	(3,953)	204,392	2,857,394		-	2,878			1.43%
Franklin Growth Fund, Class R6	45,066	5,253	(12,459)	37,860	2,752,047		-	50,179			0.02%
Franklin Growth Opportunities Fund, Class R6	45,912	-	(1,280)	44,632	1,476,866		-	2,293			0.12%
Franklin India Growth Fund, Class R6	-	35,067	-	35,067	432,024		-	-			0.34%
Franklin International Growth Fund, Class R6	-	65,348	-	65,348	661,324		-	-			0.16%
Franklin International Small Cap Growth Fund, Class R6	116,071	-	(3,261)	112,810	2,117,446		-	1,249			0.12%
Franklin K2 Alternative Strategies Fund, Class R6	229,276	222,519	(9,066)	442,729	4,785,896		-	(816)			0.46%
Franklin Low Duration Total Return Fund, Class R6	1,480,629	82,291	(106,249)	1,456,671	14,464,739		166,290	(16,674)			0.57%
Franklin Mutual International Fund, Class R6	131,527	1,877	(3,716)	129,688	1,766,345		-	22,624		[b]	1.04%
Franklin Pelagos Commodities Strategy Fund, Class R6	89,402	42,009	-	131,411	826,574		-	-			1.22%
Franklin Real Estate Securities Fund, Class R6	21,231	213	(5,439)	16,005	337,702		4,506	37,101			0.06%
Franklin Rising Dividends Fund, Class R6	48,592	380	(24,969)	24,003	1,127,640		19,461	441,509			0.01%
Franklin Short Duration U.S. Government ETF	-	11,574	-	11,574	1,140,552		5,318	-			0.60%
Franklin Small Cap Growth Fund, Class R6	39,435	-	(1,132)	38,303	674,524		-	3,650			0.02%
Franklin Strategic Income Fund, Class R6	525,202	43,678	(37,401)	531,479	4,958,702		165,770	(24,359)			0.06%
Franklin Utilities Fund, Class R6	66,067	1,108	(37,207)	29,968	484,885		18,418	211,530			0.01%
Institutional Fiduciary Trust Money Market Portfolio	1,466,544	13,128,268	(13,782,751)	812,061	812,061		-	-			- [c]
Templeton China World Fund, Class R6	15,700	-	(15,700)	-	- a		-	96,655			-
Templeton Foreign Fund, Class R6	133,447	-	(3,744)	129,703	817,128		-	679			0.01%
Templeton Frontier Markets Fund, Class R6	55,581	-	(1,601)	53,980	656,938		-	(2,720)			0.11%
Templeton Global Total Return Fund, Class R6	1,575,696	124,245	(114,137)	1,585,804	17,983,012		619,937	(173,059)			0.25%
Total					$66,120,351		$999,700	$670,373

Franklin LifeSmart 2020 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	820	610	(16)	1,414	$233,417	$	- $	22	0.01%
Franklin DynaTech Fund, Class R6	17,226	13,810	(266)	30,770	1,450,813	-	298	0.05%
Franklin Emerging Market Debt Opportunities Fund	27,473	21,673	(3,567)	45,579	465,817	-	(5,768)	0.07%
Franklin Focused Core Equity Fund, Class R6	51,900	87,500	(799)	138,601	1,937,637	-	312	1.29%
Franklin Growth Fund, Class R6	18,344	12,738	(4,642)	26,440	1,921,895	-	9,250	0.02%
Franklin Growth Opportunities Fund, Class R6	17,099	13,729	(262)	30,566	1,011,440	-	293	0.08%
Franklin India Growth Fund, Class R6	-	22,089	-	22,089	272,137	-	-	- [c]
Franklin International Growth Fund, Class R6	-	42,061	-	42,061	425,657	-	-	0.10%
Franklin International Small Cap Growth Fund, Class R6	48,342	38,748	(744)	86,346	1,620,716	-	(3,318)	0.09%
Franklin K2 Alternative Strategies Fund, Class R6	47,376	113,411	-	160,787	1,738,106	-	-	0.17%
Franklin Low Duration Total Return Fund, Class R6	198,426	158,713	(34,705)	322,434	3,201,774	26,172	(5,117)	0.13%
Franklin Mutual International Fund, Class R6	48,630	34,186	(730)	82,086	1,118,005	-	15,123	[b]	0.66%
Franklin Pelagos Commodities Strategy Fund, Class R6	18,693	27,593	-	46,286	291,141	-	-	0.43%
Franklin Real Estate Securities Fund, Class R6	7,284	4,786	(2,321)	9,749	205,701	2,313	3,338	0.04%
Franklin Rising Dividends Fund, Class R6	17,979	12,368	(13,355)	16,992	798,271	10,967	3,496	0.01%
Franklin Short Duration U.S. Government ETF	-	2,100	-	2,100	206,943	951	-	0.11%
Franklin Small Cap Growth Fund, Class R6	13,905	11,199	(252)	24,852	437,636	-	(88)	0.01%
Franklin Strategic Income Fund, Class R6	70,953	60,388	(9,227)	122,114	1,139,328	35,388	(6,780)	0.01%
Franklin Utilities Fund, Class R6	25,093	16,754	(20,937)	20,910	338,318	9,916	(9,081)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	369,780	13,612,471	(13,645,405)	336,846	336,846	-	-	- [c]
Templeton China World Fund, Class R6	5,444	3,034	(8,478)	-	- a	-	(29,260)	-
Templeton Foreign Fund, Class R6	49,866	40,028	(850)	89,044	560,978	-	(1,224)	0.01%
Templeton Frontier Markets Fund, Class R6	19,701	15,871	(358)	35,214	428,549	-	(2,009)	0.07%
Templeton Global Total Return Fund, Class R6	204,752	172,515	(26,502)	350,765	3,977,674	107,242	(34,150)	0.05%
Total	$24,118,799	$192,949	$(64,663)

Franklin LifeSmart 2025 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	8,889	568	-	9,457	$1,561,522	$	- $	-	0.09%
Franklin DynaTech Fund, Class R6	144,889	13,362	-	158,251	7,461,549	-	-	0.27%
Franklin Emerging Market Debt Opportunities Fund	134,129	4,554	-	138,683	1,417,345	-	-	0.21%
Franklin Focused Core Equity Fund, Class R6	424,331	269,250	-	693,581	9,696,262	-	-	4.85%
Franklin Growth Fund, Class R6	144,269	9,912	(38,058)	116,123	8,441,003	-	234,271	0.08%
Franklin Growth Opportunities Fund, Class R6	132,232	12,342	-	144,574	4,783,958	-	-	0.38%
Franklin India Growth Fund, Class R6	-	127,785	-	127,785	1,574,305	-	-	1.25%
Franklin International Growth Fund, Class R6	-	269,676	-	269,676	2,729,125	-	-	0.65%
Franklin International Small Cap Growth Fund, Class R6	390,976	36,245	-	427,221	8,018,940	-	-	0.44%
Franklin K2 Alternative Strategies Fund, Class R6	323,419	368,968	-	692,387	7,484,709	-	-	0.72%
Franklin Low Duration Total Return Fund, Class R6	776,722	34,017	-	810,739	8,050,641	80,898	-	0.32%
Franklin Mutual International Fund, Class R6	394,960	43,127	-	438,087	5,966,739	-	85,358	[b]	3.50%
Franklin Pelagos Commodities Strategy Fund, Class R6	126,611	76,506	-	203,117	1,277,603	-	-	1.89%
Franklin Real Estate Securities Fund, Class R6	62,303	5,581	(16,029)	51,855	1,094,131	13,982	87,086	0.20%
Franklin Rising Dividends Fund, Class R6	168,340	15,160	(75,028)	108,472	5,096,029	76,574	952,535	0.03%
Franklin Short Duration U.S. Government ETF	-	7,089	-	7,089	698,580	3,255	-	0.37%
Franklin Small Cap Growth Fund, Class R6	142,971	13,591	-	156,562	2,757,059	-	-	0.09%
Franklin Strategic Income Fund, Class R6	275,210	20,786	-	295,996	2,761,639	105,875	-	0.03%
Franklin Utilities Fund, Class R6	206,213	19,251	(120,342)	105,122	1,700,879	61,298	424,231	0.03%
Institutional Fiduciary Trust Money Market Portfolio	2,604,862	16,605,726	(16,510,040)	2,700,548	2,700,548	-	-	0.01%
Templeton China World Fund, Class R6	50,936	3,232	(54,168)	-	-	a	-	39,204	-
Templeton Foreign Fund, Class R6	364,219	36,262	-	400,481	2,523,032	-	-	0.04%
Templeton Frontier Markets Fund, Class R6	159,708	15,766	-	175,474	2,135,513	-	-	0.37%
Templeton Global Total Return Fund, Class R6	866,520	51,702	-	918,222	10,412,639	363,123	-	0.14%
Total	$100,343,750	$705,005	$1,822,685

Franklin LifeSmart 2030 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	1,284	1,173	(389)	2,068	$341,389	$	- $	891	0.02%
Franklin DynaTech Fund, Class R6	26,101	22,515	(5,580)	43,036	2,029,166	-	1,507	0.07%
Franklin Emerging Market Debt Opportunities Fund	19,359	8,714	(2,771)	25,302	258,587	-	(5,091)	0.04%
Franklin Focused Core Equity Fund, Class R6	69,553	119,842	(17,332)	172,063	2,405,447	-	520	1.20%
Franklin Growth Fund, Class R6	26,820	20,595	(13,776)	33,639	2,445,228	-	18,706	0.02%
Franklin Growth Opportunities Fund, Class R6	23,747	20,769	(5,335)	39,181	1,296,483	-	747	0.10%
Franklin India Growth Fund, Class R6	-	36,387	-	36,387	448,287	-	-	0.36%
Franklin International Growth Fund, Class R6	-	70,894	-	70,894	717,448	-	-	0.17%
Franklin International Small Cap Growth Fund, Class R6	70,613	61,687	(15,850)	116,450	2,185,761	-	(55,793)	0.12%
Franklin K2 Alternative Strategies Fund, Class R6	54,954	101,336	-	156,290	1,689,498	-	-	0.16%
Franklin Low Duration Total Return Fund, Class R6	108,099	49,536	(15,449)	142,186	1,411,910	11,910	(1,917)	0.06%
Franklin Mutual International Fund, Class R6	65,271	59,657	(15,547)	109,381	1,489,772	-	21,597	b	0.87%
Franklin Pelagos Commodities Strategy Fund, Class R6	21,427	25,711	-	47,138	296,497	-	-	0.44%
Franklin Real Estate Securities Fund, Class R6	11,086	7,908	(4,922)	14,072	296,921	3,321	5,735	0.05%
Franklin Rising Dividends Fund, Class R6	27,448	22,236	(23,140)	26,544	1,247,029	16,151	8,416	0.01%
Franklin Short Duration U.S. Government ETF	-	1,063	-	1,063	104,753	483	-	0.06%
Franklin Small Cap Growth Fund, Class R6	25,118	27,187	(5,526)	46,779	823,779	-	829	0.03%
Franklin Strategic Income Fund, Class R6	40,044	19,978	(5,758)	54,264	506,283	16,369	(3,996)	0.01%
Franklin Utilities Fund, Class R6	35,886	27,175	(35,299)	27,762	449,192	13,243	(10,577)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	276,857	11,346,525	(11,453,101)	170,281	170,281	-	-	- [c]
Templeton China World Fund, Class R6	9,590	6,213	(15,803)	-	-	a	-	(47,377)	-
Templeton Foreign Fund, Class R6	68,119	60,409	(15,819)	112,709	710,065	-	(15,661)	0.01%
Templeton Frontier Markets Fund, Class R6	30,174	26,344	(6,673)	49,845	606,613	-	(35,650)	0.10%
Templeton Global Total Return Fund, Class R6	115,462	56,833	(16,650)	155,645	1,765,010	50,280	(20,279)	0.02%
Total	$23,695,399	$111,757	$(137,393)

Franklin LifeSmart 2035 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	8,872	613	-	9,485	$1,566,221	$	- $	-	0.10%
Franklin DynaTech Fund, Class R6	125,016	27,379	-	152,395	7,185,419	-	-	0.26%
Franklin Emerging Market Debt Opportunities Fund	67,581	-	(2,747)	64,834	662,607	-	(5,685)	0.10%
Franklin Focused Core Equity Fund, Class R6	386,899	241,198	-	628,097	8,780,794	-	-	5.84%
Franklin Growth Fund, Class R6	130,286	10,620	(33,829)	107,077	7,783,430	-	159,758	0.07%
Franklin Growth Opportunities Fund, Class R6	119,254	10,262	-	129,516	4,285,670	-	-	0.34%
Franklin India Growth Fund, Class R6	-	116,270	-	116,270	1,432,452	-	-	- [c]
Franklin International Growth Fund, Class R6	-	231,290	-	231,290	2,340,652	-	-	0.56%
Franklin International Small Cap Growth Fund, Class R6	349,232	30,250	-	379,482	7,122,877	-	-	0.39%
Franklin K2 Alternative Strategies Fund, Class R6	267,293	296,446	-	563,739	6,094,020	-	-	0.59%
Franklin Low Duration Total Return Fund, Class R6	360,391	10,555	(15,030)	355,916	3,534,241	35,851	(1,954)	0.14%
Franklin Mutual International Fund, Class R6	355,335	30,168	-	385,503	5,250,551	-	76,973	b	3.08%
Franklin Pelagos Commodities Strategy Fund, Class R6	102,696	63,003	-	165,699	1,042,247	-	-	1.54%
Franklin Real Estate Securities Fund, Class R6	59,367	3,872	(15,470)	47,769	1,007,932	13,178	78,229	0.19%
Franklin Rising Dividends Fund, Class R6	159,006	14,886	(69,894)	103,998	4,885,830	74,008	660,488	0.03%
Franklin Short Duration U.S. Government ETF	-	3,435	-	3,435	338,500	1,567	-	0.18%
Franklin Small Cap Growth Fund, Class R6	125,329	8,709	-	134,038	2,360,408	-	-	0.07%
Franklin Strategic Income Fund, Class R6	130,027	4,749	(5,371)	129,405	1,207,353	46,718	(3,276)	0.01%
Franklin Utilities Fund, Class R6	203,433	16,766	(118,584)	101,615	1,644,136	60,300	281,758	0.03%
Institutional Fiduciary Trust Money Market Portfolio	1,512,212	16,128,673	(16,276,491)	1,364,394	1,364,394	-	-	0.01%
Templeton China World Fund, Class R6	47,246	3,239	(50,485)	-	-	a	-	(23,275)	-
Templeton Foreign Fund, Class R6	360,354	24,919	-	385,273	2,427,221	-	-	0.04%
Templeton Frontier Markets Fund, Class R6	151,592	10,505	-	162,097	1,972,720	-	-	0.34%
Templeton Global Total Return Fund, Class R6	399,555	18,745	(16,747)	401,553	4,553,609	161,261	(24,618)	0.06%
Total	$78,843,284	$392,883	$1,198,398

Franklin LifeSmart 2040 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	1,140	645	-	1,785	$294,813	$	- $	-	0.02%
Franklin DynaTech Fund, Class R6	21,319	12,066	-	33,385	1,574,097	-	-	0.06%
Franklin Emerging Market Debt Opportunities Fund	8,863	2,871	(1,417)	10,317	105,443	-	(2,482)	0.02%
Franklin Focused Core Equity Fund, Class R6	59,127	79,415	-	138,542	1,936,813	-	-	0.97%
Franklin Growth Fund, Class R6	22,636	11,598	(8,517)	25,717	1,869,350	-	(1,908)	0.02%
Franklin Growth Opportunities Fund, Class R6	18,569	10,509	-	29,078	962,177	-	-	0.08%
Franklin India Growth Fund, Class R6	-	27,068	-	27,068	333,478	-	-	0.26%
Franklin International Growth Fund, Class R6	-	49,954	-	49,954	505,533	-	-	0.12%
Franklin International Small Cap Growth Fund, Class R6	54,504	30,839	-	85,343	1,601,888	-	-	0.09%
Franklin K2 Alternative Strategies Fund, Class R6	35,616	76,848	-	112,464	1,215,739	-	-	0.12%
Franklin Low Duration Total Return Fund, Class R6	50,687	16,911	(8,176)	59,422	590,063	4,854	(951)	0.02%
Franklin Mutual International Fund, Class R6	55,371	32,662	-	88,033	1,199,009	-	17,156	b	0.70%
Franklin Pelagos Commodities Strategy Fund, Class R6	14,590	19,022	-	33,612	211,417	-	-	0.31%
Franklin Real Estate Securities Fund, Class R6	8,374	4,028	(2,664)	9,738	205,482	2,467	1,506	0.04%
Franklin Rising Dividends Fund, Class R6	21,119	10,267	(13,506)	17,880	840,011	12,303	8,695	0.01%
Franklin Short Duration U.S. Government ETF	-	391	-	391	38,531	180	-	0.02%
Franklin Small Cap Growth Fund, Class R6	18,679	10,573	-	29,252	515,120	-	-	0.02%
Franklin Strategic Income Fund, Class R6	17,765	6,582	(2,895)	21,452	200,142	6,403	(2,117)	- [c]
Franklin Utilities Fund, Class R6	29,890	14,242	(22,237)	21,895	354,256	11,387	(12,985)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	210,816	8,230,328	(8,035,246)	405,898	405,898	-	-	- [c]
Templeton China World Fund, Class R6	7,515	2,915	(10,430)	-	- a	-	(36,432)	-
Templeton Foreign Fund, Class R6	55,339	31,248	-	86,587	545,500	-	-	0.01%
Templeton Frontier Markets Fund, Class R6	24,038	13,582	-	37,620	457,839	-	-	0.08%
Templeton Global Total Return Fund, Class R6	55,457	20,264	(9,069)	66,652	755,834	21,515	(11,654)	0.01%
Total	$16,718,433	$59,109	$(41,172)

Franklin LifeSmart 2045 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	5,506	602	-	6,108	$1,008,531	$	- $	-	0.06%
Franklin DynaTech Fund, Class R6	90,584	11,264	-	101,848	4,802,110	-	-	0.17%
Franklin Emerging Market Debt Opportunities Fund	29,285	-	-	29,285	299,292	-	-	0.04%
Franklin Focused Core Equity Fund, Class R6	252,084	172,922	-	425,006	5,941,581	-	-	6.12%
Franklin Growth Fund, Class R6	90,526	9,669	(22,040)	78,155	5,681,112	-	120,760	0.05%
Franklin Growth Opportunities Fund, Class R6	64,006	7,983	-	71,989	2,382,102	-	-	0.19%
Franklin India Growth Fund, Class R6	-	87,324	-	87,324	1,075,829	-	-	0.06%
Franklin International Growth Fund, Class R6	-	159,060	-	159,060	1,609,684	-	-	0.39%
Franklin International Small Cap Growth Fund, Class R6	235,498	29,305	-	264,803	4,970,358	-	-	0.27%
Franklin K2 Alternative Strategies Fund, Class R6	176,753	196,250	-	373,003	4,032,167	-	-	0.39%
Franklin Low Duration Total Return Fund, Class R6	166,721	4,194	-	170,915	1,697,184	17,059	-	0.07%
Franklin Mutual International Fund, Class R6	236,657	34,116	-	270,773	3,687,930	-	53,240	b	2.16%
Franklin Pelagos Commodities Strategy Fund, Class R6	68,635	40,065	-	108,700	683,725	-	-	1.01%
Franklin Real Estate Securities Fund, Class R6	33,767	2,897	(10,486)	26,178	552,359	6,961	62,623	0.10%
Franklin Rising Dividends Fund, Class R6	113,043	13,293	(57,148)	69,188	3,250,460	53,139	534,565	0.02%
Franklin Short Duration U.S. Government ETF	-	1,539	-	1,539	151,660	714	-	0.08%
Franklin Small Cap Growth Fund, Class R6	81,875	10,364	-	92,239	1,624,331	-	-	0.05%
Franklin Strategic Income Fund, Class R6	56,796	2,144	-	58,940	549,910	21,082	-	0.01%
Franklin Utilities Fund, Class R6	136,497	17,367	(81,642)	72,222	1,168,558	41,091	185,455	0.02%
Institutional Fiduciary Trust Money Market Portfolio	1,235,172	9,970,295	(9,843,716)	1,361,751	1,361,751	-	-	0.01%
Templeton China World Fund, Class R6	34,225	2,597	(36,822)	-	- a	-	(22,707)	-
Templeton Foreign Fund, Class R6	289,624	36,268	-	325,892	2,053,118	-	-	0.03%
Templeton Frontier Markets Fund, Class R6	98,152	12,672	-	110,824	1,348,731	-	-	0.23%
Templeton Global Total Return Fund, Class R6	178,219	8,417	-	186,636	2,116,453	73,805	-	0.03%
Total	$52,048,936	$213,851	$933,936

Franklin LifeSmart 2050 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	743	491	-	1,234	$203,748	$	- $	-	0.01%
Franklin DynaTech Fund, Class R6	16,095	10,689	-	26,784	1,262,846	-	-	0.05%
Franklin Emerging Market Debt Opportunities Fund	4,950	774	(88)	5,636	57,596	-	(165)	0.01%
Franklin Focused Core Equity Fund, Class R6	44,752	66,975	-	111,727	1,561,941	-	-	0.78%
Franklin Growth Fund, Class R6	17,201	10,413	(7,240)	20,374	1,480,950	-	(9,479)	0.01%
Franklin Growth Opportunities Fund, Class R6	11,312	7,587	-	18,899	625,355	-	-	0.05%
Franklin India Growth Fund, Class R6	-	16,067	-	16,067	197,947	-	-	0.16%
Franklin International Growth Fund, Class R6	-	31,538	-	31,538	319,163	-	-	0.08%
Franklin International Small Cap Growth Fund, Class R6	40,969	27,352	-	68,321	1,282,391	-	-	0.07%
Franklin K2 Alternative Strategies Fund, Class R6	27,330	57,952	-	85,282	921,900	-	-	0.09%
Franklin Low Duration Total Return Fund, Class R6	27,420	6,161	(514)	33,067	328,357	3,156	(62)	0.01%
Franklin Mutual International Fund, Class R6	41,571	28,902	-	70,473	959,848	-	13,183	b	0.56%
Franklin Pelagos Commodities Strategy Fund, Class R6	11,112	13,958	-	25,070	157,687	-	-	0.23%
Franklin Real Estate Securities Fund, Class R6	5,570	3,245	(2,106)	6,709	141,552	1,635	1,604	0.03%
Franklin Rising Dividends Fund, Class R6	16,701	9,328	(10,473)	15,556	730,828	10,041	8,530	- c
Franklin Short Duration U.S. Government ETF	-	272	-	272	26,804	128	-	0.01%
Franklin Small Cap Growth Fund, Class R6	10,925	7,630	-	18,555	326,749	-	-	0.01%
Franklin Strategic Income Fund, Class R6	10,564	3,282	(1,255)	12,591	117,471	4,663	(1,335)	- c
Franklin Utilities Fund, Class R6	22,770	12,568	(17,480)	17,858	288,947	8,926	(10,438)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	152,864	6,583,822	(6,487,521)	249,165	249,165	-	-	- c
Templeton China World Fund, Class R6	4,093	1,845	(5,938)	-	-	a	-	(19,044)	-
Templeton Foreign Fund, Class R6	51,863	34,967	-	86,830	547,026	-	-	0.01%
Templeton Frontier Markets Fund, Class R6	16,764	11,506	-	28,270	344,046	-	-	0.06%
Templeton Global Total Return Fund, Class R6	28,662	7,267	(536)	35,393	401,356	13,220	(531)	0.01%
Total	$12,533,673	$41,769	$(17,737)

Franklin LifeSmart 2055 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	-	106	(7)	99	$16,342		$-	$68		-	c
Franklin DynaTech Fund, Class R6	-	2,436	(160)	2,276	107,331		-	279		-	c
Franklin Emerging Market Debt Opportunities Fund	-	424	(70)	354	3,620		-	(2)		-	c
Franklin Focused Core Equity Fund, Class R6	-	10,073	(1,281)	8,792	122,910		-	(821)		0.06%
Franklin Growth Fund, Class R6	-	2,412	(700)	1,712	124,418		-	(499)		-	c
Franklin Growth Opportunities Fund, Class R6	-	1,712	(112)	1,600	52,954		-	130		-	c
Franklin India Growth Fund, Class R6	-	1,451	(96)	1,355	16,691		-	(9)		0.01%
Franklin International Growth Fund, Class R6	-	2,810	(185)	2,625	26,564		-	(47)		0.01%
Franklin International Small Cap Growth Fund, Class R6	-	6,307	(413)	5,894	110,635		-	63		0.01%
Franklin K2 Alternative Strategies Fund, Class R6	-	7,422	-	7,422	80,234		-	-		0.01%
Franklin Low Duration Total Return Fund, Class R6	-	2,501	(413)	2,088	20,732		124	(16)		-	c
Franklin Mutual International Fund, Class R6	-	6,375	(1,343)	5,032	68,543		-	(1,122	) [b]	0.04%
Franklin Pelagos Commodities Strategy Fund, Class R6	-	2,136	-	2,136	13,437		-	-		0.02%
Franklin Real Estate Securities Fund, Class R6	-	611	(40)	571	12,055		100	(18)		-	c
Franklin Rising Dividends Fund, Class R6	-	2,144	(818)	1,326	62,273		595	(297)		-	c
Franklin Short Duration U.S. Government ETF	-	20	-	20	1,971		9	-		-	c
Franklin Small Cap Growth Fund, Class R6	-	1,690	(112)	1,578	27,797		-	(16)		-	c
Franklin Strategic Income Fund, Class R6	-	1,041	(168)	873	8,144		169	(33)		-	c
Franklin Utilities Fund, Class R6	-	2,766	(1,247)	1,519	24,574		425	(628)		-	c
Institutional Fiduciary Trust Money Market Portfolio	-	499,946	(491,163)	8,783	8,783		-	-		-	c
Templeton China World Fund, Class R6	-	462	(462)	-	-	a	-	(1,882)		-
Templeton Foreign Fund, Class R6	-	7,993	(525)	7,468	47,048		-	(268)		-	c
Templeton Frontier Markets Fund, Class R6	-	2,590	(170)	2,420	29,452		-	(134)		0.01%
Templeton Global Total Return Fund, Class R6	-	2,780	(442)	2,338	26,513		447	(94)		-	c
Total					$1,013,021		$1,869	$(5,346)

Franklin Moderate Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	154,628	11,597	(4,306)	161,919	$26,736,102		$-	$91,742		1.62%
Franklin DynaTech Fund, Class R6	3,004,368	224,304	(83,062)	3,145,610	148,315,499		-	282,647		5.29%
Franklin Emerging Market Debt Opportunities Fund	5,406,119	-	(900,651)	4,505,468	46,045,880		-	(1,689,746)		6.91%
Franklin Flex Cap Growth Fund, Class R6	743,400	55,477	(798,877)	-	-	a	-	18,521,395			-
Franklin Growth Fund, Class R6	4,951,261	368,422	(277,942)	5,041,741	366,484,156		-	707,413		3.26%
Franklin Growth Opportunities Fund, Class R6	2,052,803	153,163	(56,781)	2,149,185	71,116,538		-	140,264		5.72%
Franklin International Growth Fund, Class R6	-	3,691,660	(69,058)	3,622,602	36,660,731		-	(44,140)		8.79%
Franklin International Small Cap Growth Fund, Class R6	4,803,065	358,116	(132,676)	5,028,505	94,385,044		-	(344,010)		5.20%
Franklin K2 Alternative Strategies Fund, Class R6	8,440,420	853,770	(965,564)	8,328,626	90,032,444		-	395,705		8.68%
Franklin Low Duration Total Return Fund, Class R6	24,381,041	213,241	(4,063,855)	20,530,427	203,867,136		2,137,994	(599,680)		8.07%
Franklin Mutual European Fund, Class R6	5,859,326	595,746	(163,504)	6,291,568	124,321,387		255,782	2,510,152	b	3.96%
Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	1,149,606	-	4,240,659	26,673,748		-	-		39.44%
Franklin Real Estate Securities Fund, Class R6	2,056,811	183,182	(57,136)	2,182,857	46,058,272		624,599	(106,245)		8.48%
Franklin Rising Dividends Fund, Class R6	4,519,492	385,299	(362,605)	4,542,186	213,391,895		2,527,926	259,343		1.39%
Franklin Short Duration U.S. Government ETF	-	217,513	-	217,513	21,434,666		100,179	-		11.29%
Franklin Small Cap Growth Fund, Class R6	1,279,158	95,139	(35,433)	1,338,864	23,577,388		-	29,648		0.74%
Franklin Strategic Income Fund, Class R6	10,933,688	356,677	(1,831,279)	9,459,086	88,253,273		3,509,511	(752,667)		1.08%
Franklin U.S. Government Securities Fund, Class R6	21,347,055	498,407	(3,564,867)	18,280,595	117,361,423		3,228,697	(529,633)		1.86%
Franklin Utilities Fund, Class R6	6,017,739	584,748	(1,226,284)	5,376,203	86,986,961		2,221,979	1,975,343		1.63%
Institutional Fiduciary Trust Money Market Portfolio	60,252,907	214,225,587	(240,865,824)	33,612,670	33,612,670		-	-		0.17%
Templeton China World Fund, Class R6	849,235	63,733	(912,968)	-	-	a	-	6,345,112			-
Templeton Foreign Fund, Class R6	15,608,526	5,041,901	(475,194)	20,175,233	127,103,969		-	16,040		1.99%
Templeton Frontier Markets Fund, Class R6	3,282,634	243,252	(90,711)	3,435,175	41,806,078		-	(193,822)		7.17%
Templeton Global Total Return Fund, Class R6	29,238,206	845,893	(4,901,602)	25,182,497	285,569,518		10,383,196	(6,872,253)		3.93%
Total					$2,319,794,778		$24,989,863	$20,142,608

a As of September 30, 2015, no longer held by the fund.
b Includes realized gain distributions received.
c Rounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2015